Long-Term Debt (Details Narrative) - Novopelle Diamond, LLC [Member]	3 Months Ended
Mar. 31, 2019 USD ($)
Long-term debt	$ 34,027
Payment to purchase equipment	37,027
Down payment amount	3,000
Debt monthly payments	$ 1,259
Debt interest rate	8.00%
Debt maturity date	Sep. 30, 2021